Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details 3) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Embedded note conversion feature	$ 0	$ 32
Warrant liability	2,937,788	518,433
Fair Value, Inputs, Level 1 [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Embedded note conversion feature		0
Warrant liability		0
Fair Value, Inputs, Level 2 [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Embedded note conversion feature		0
Warrant liability		0
Fair Value, Inputs, Level 3 [Member]
Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Embedded note conversion feature	0	32
Warrant liability	$ 2,937,788	$ 518,433